Concentration And Risks (Tables)	6 Months Ended
Jun. 30, 2026
Concentration And Risks [Abstract]
Schedule of Net Revenues From Customers

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025
Percentage of revenue contributed by
Customer A	*	14.52%
Customer B	51.61%	*
Customer C	10.44%	10.81%

*	Less than 10%